Securities at Amortized Cost	12 Months Ended
Dec. 31, 2023
Disclosure of securities at amortised cost [Abstract]
Securities at Amortized Cost
9. SECURITIES AT AMORTIZED COST
(1) Details of securities at amortized cost as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Korean treasury and government agencies	10,083,951	8,143,585
Financial institutions	10,283,631	6,660,465
Corporates	6,237,547	7,235,202
Bond denominated in foreign currencies	1,671,772	1,970,861
Allowance for credit losses	(8,385)	(13,941)

Total	28,268,516	23,996,172

(2) Changes in the loss allowance and gross carrying amount of securities at amortized cost are as follows (Unit: Korean Won in millions):
1) Loss allowance

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,566)	—	—	(4,566)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(664)	—	—	(664)
Others (*)	(5)	—	—	(5)

Ending balance	(5,235)	—	—	(5,235)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,235)	—	—	(5,235)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(3,151)	—	—	(3,151)
Others (*)	1	—	—	1

Ending balance	(8,385)	—	—	(8,385)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(8,385)	—	—	(8,385)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(5,549)	—	—	(5,549)
Others (*)	(7)	—	—	(7)

Ending balance	(13,941)	—	—	(13,941)

(*)	Changes due to foreign currencies translation, etc.
2) Gross carrying amount

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	17,025,405	—	—	17,025,405
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	6,435,692	—	—	6,435,692
Disposal / Repayment	(6,425,408)	—	—	(6,425,408)
Amortization based on effective interest method	14,810	—	—	14,810
Others (*)	41,010	—	—	41,010

Ending balance	17,091,509	—	—	17,091,509

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	17,091,509	—	—	17,091,509
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	16,873,194	—	—	16,873,194
Disposal / Repayment	(5,871,234)	—	—	(5,871,234)
Amortization based on effective interest method	86,212	—	—	86,212
Others (*)	97,220	—	—	97,220

Ending balance	28,276,901	—	—	28,276,901

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	28,276,901	—	—	28,276,901
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	4,244,256	—	—	4,244,256
Disposal / Repayment	(8,727,124)	—	—	(8,727,124)
Amortization based on effective interest method	167,219	—	—	167,219
Others (*)	48,861	—	—	48,861

Ending balance	24,010,113	—	—	24,010,113

(*)	Changes due to foreign currencies translation, etc.